Note 14 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 1,482,889	$ 1,264,077
Operating earnings (loss)	90,550	70,747
Total assets	770,964	600,483
Cash payments made during the period
Income taxes	9,968	3,358
Interest	8,648	4,366
Non-cash financing activities
Increases in capital lease obligations	1,785	1,217
Other expenses
Operating Leases, Rent Expense	25,422	20,229
Franchisor Operations [Member]
Revenues	105,077	98,376
Operating earnings (loss)	31,807	27,707
Initial franchise fee revenues	6,054	5,474
Depreciation and amortization	3,923	3,533
Total assets	$ 98,816	$ 86,982